Long-Term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023	$ 64,461
2024	49,332
2025	429,207
Total long-term debt	$ 543,000	$ 567,000